1
The Gabelli ABC Fund
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 65.8%
Aerospace and Defense  — 0.1%
20,000 Heroux-Devtek Inc.† ................................. $ 474,694
Automotive  — 0.1%
35,000 Iveco Group NV ........................................ 351,344
40,000 Pinewood Technologies Group plc ............ 189,579
540,923
Broadcasting  — 1.5%
9,000 Cogeco Inc. .............................................. 398,078
2,000 Liberty Media Corp.-Liberty Formula One,
Cl. A† ................................................... 143,060
172,000 Sinclair Inc. .............................................. 2,631,600
228,000 TEGNA Inc. .............................................. 3,597,840
6,770,578
Building and Construction  — 30.7%
1,500 Johnson Controls International plc ............ 116,415
814,000 Lennar Corp., Cl. B ................................... 140,773,160
140,889,575
Business Services  — 0.7%
10,000 Applus Services SA† ................................ 141,147
79,200 Dawson Geophysical Co. .......................... 125,136
19,000 McGrath RentCorp ................................... 2,000,320
7,000 Perficient Inc.† ......................................... 528,360
40,000 Steel Connect Inc.† .................................. 422,000
3,216,963
Cable and Satellite  — 0.8%
1,000 Charter Communications Inc., Cl. A† ......... 324,080
55,000 Liberty Latin America Ltd., Cl. A† .............. 526,900
500,000 WideOpenWest Inc.† ................................ 2,625,000
3,475,980
Computer Software and Services  — 3.1%
150,000 Augmedix Inc.† ........................................ 352,500
19,000 Digi International Inc.† ............................. 523,070
5,000 Envestnet Inc.† ........................................ 313,100
100 Esker SA .................................................. 29,454
1,200 Fiserv Inc.† .............................................. 215,580
10,000 Fuji Soft Inc. ............................................. 627,588
10,000 Gen Digital Inc. ......................................... 274,300
44,000 HashiCorp Inc., Cl. A† .............................. 1,489,840
200,000 Instructure Holdings Inc.† ........................ 4,710,000
6,000 Playtech plc† ............................................ 60,323
150,000 PowerSchool Holdings Inc., Cl. A† ............ 3,421,500
3,500 Rocket Internet SE† .................................. 58,440
3,000 Rockwell Automation Inc. ......................... 805,380
1,500 Smartsheet Inc., Cl. A† ............................. 83,040
6,000 Squarespace Inc., Cl. A† ........................... 278,580
55,000 Stratasys Ltd.† ......................................... 457,050
25,000 Thoughtworks Holding Inc.† ..................... 110,500
Shares
Market
Value
35,700 WalkMe Ltd.† ........................................... $ 499,800
14,310,045
Consumer Products  — 0.7%
10,000 Bang & Olufsen A/S† ................................ 13,529
3,800 Capri Holdings Ltd.† ................................. 161,272
24,200 Energizer Holdings Inc. ............................. 768,592
5,800 iRobot Corp.† ........................................... 50,402
1,000 Manitex International Inc.† ....................... 5,630
140,000 Vector Group Ltd. ..................................... 2,088,800
7,000 Vista Outdoor Inc.† .................................. 274,260
3,362,485
Diversified Industrial  — 1.2%
2,200 Haynes International Inc. .......................... 130,988
20,000 Iteris Inc.† ............................................... 142,800
60,000 Myers Industries Inc. ................................ 829,200
30,000 Spirit AeroSystems Holdings Inc., Cl. A† ... 975,300
37,000 Steel Partners Holdings LP† ..................... 1,515,150
3,000 Target Hospitality Corp.† .......................... 23,340
15,000 United States Steel Corp. .......................... 529,950
12,500 Valmet Oyj ............................................... 400,178
90,000 Velan Inc.† ............................................... 545,676
26,500 Wartsila OYJ Abp ..................................... 592,919
5,685,501
Electronics  — 1.3%
15,000 Rogers Corp.† .......................................... 1,695,150
370,000 Vizio Holding Corp., Cl. A† ........................ 4,132,900
12,400 Yamada Holdings Co. Ltd. ......................... 38,712
5,866,762
Energy and Utilities  — 5.2%
50,500 Alerion Cleanpower SpA ........................... 938,775
34,000 ALLETE Inc. ............................................. 2,182,460
16,000 Alvopetro Energy Ltd. ............................... 61,281
20,000 APA Corp. ................................................ 489,200
10,000 Atlantica Sustainable Infrastructure plc ..... 219,800
32,000 ChampionX Corp. ..................................... 964,800
5,000 DMC Global Inc.† ..................................... 64,900
3,000 Encavis AG† ............................................. 58,106
20,000 Endesa SA ................................................ 437,023
46,992 Energy Transfer LP ................................... 754,222
3,000 EQT Corp. ................................................ 109,920
30,000 Greenvolt-Energias Renovaveis SA† .......... 277,174
200,000 Gulf Coast Ultra Deep Royalty Trust† ......... 2,650
2,800 Hess Corp. ............................................... 380,240
20,500 Marathon Oil Corp. ................................... 545,915
50,000 National Fuel Gas Co. ................................ 3,030,500
1,000 Neoen SA ................................................. 43,413
26,000 ONEOK Inc. .............................................. 2,369,380
14,000 Primo Water Corp. .................................... 353,500
58,000 Severn Trent plc ....................................... 2,048,689
27,500 Southwest Gas Holdings Inc. .................... 2,028,400

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
20,000 Southwestern Energy Co.† ........................ $ 142,200
100,000 Tellurian Inc.† .......................................... 96,800
120,000 TXNM Energy Inc. .................................... 5,252,400
34,000 UGI Corp. ................................................. 850,680
23,702,428
Entertainment  — 2.3%
34,500 Atlanta Braves Holdings Inc., Cl. A† .......... 1,454,175
25,000 Atlanta Braves Holdings Inc., Cl. C† .......... 995,000
6,000 Endeavor Group Holdings Inc., Cl. A ......... 171,360
129,500 Fox Corp., Cl. B ........................................ 5,024,600
170,000 IMAX China Holding Inc.† ......................... 179,538
85 Liberty Media Corp.-Liberty Live, Cl. A† .... 4,208
6,500 Madison Square Garden Sports Corp.† ..... 1,353,690
40,000 Manchester United plc, Cl. A† ................... 647,200
140,000 MultiChoice Group† .................................. 883,230
10,713,001
Environmental Services  — 0.7%
50,000 Stericycle Inc.† ........................................ 3,050,000
Equipment and Supplies  — 0.1%
43,000 DS Smith plc ............................................ 265,484
Financial Services  — 3.1%
39,500 AllianceBernstein Holding LP .................... 1,378,155
1,000 Brookfield Asset Management Ltd., Cl. A ... 47,290
3,800 Brookfield Corp. ....................................... 201,970
2,119 CNFinance Holdings Ltd., ADR† ................ 2,649
3,000 Enstar Group Ltd.† ................................... 964,770
23,500 Equitable Holdings Inc. ............................. 987,705
12,000 Fanhua Inc., ADR† .................................... 17,040
2,319 First Bank ................................................. 35,249
41,000 First Horizon Corp. ................................... 636,730
1,000 Horizon Bancorp Inc. ................................ 15,550
46,000 KKR & Co. Inc. ......................................... 6,006,680
654 LCNB Corp. .............................................. 9,856
800 Mastercard Inc., Cl. A ............................... 395,040
10,000 Nuvei Corp. .............................................. 333,500
625 Sampo Oyj, Cl. A ...................................... 29,082
7,000 SouthState Corp. ...................................... 680,260
16,000 Valley National Bancorp ............................ 144,960
500 Village Bank and Trust Financial Corp. ....... 38,125
52,000 Webster Financial Corp. ............................ 2,423,720
14,348,331
Food and Beverage  — 0.6%
50,000 Britvic plc ................................................. 852,306
2,000 Pernod Ricard SA ..................................... 301,886
18,300 Remy Cointreau SA .................................. 1,422,889
2,500 The J.M. Smucker Co. .............................. 302,750
2,879,831
Shares
Market
Value
Health Care  — 3.1%
8,500 Amedisys Inc.† ........................................ $ 820,335
33,000 Axonics Inc.† ........................................... 2,296,800
13,200 Biohaven Ltd.† ......................................... 659,604
400 Bio-Rad Laboratories Inc., Cl. A† .............. 133,832
8,500 Bioventus Inc., Cl. A† ............................... 101,575
10,000 Catalent Inc.† ........................................... 605,700
6,000 Globus Medical Inc., Cl. A† ....................... 429,240
50 GRAIL Inc.† ............................................. 688
500 ICU Medical Inc.† ..................................... 91,110
140,000 Idorsia Ltd.† ............................................ 246,801
300 Illumina Inc.† ........................................... 39,123
433,000 Myrexis Inc.† ........................................... 2,858
77,000 Perrigo Co. plc ......................................... 2,019,710
4,000 PetIQ Inc.† ............................................... 123,080
12,000 QIAGEN NV .............................................. 546,840
6,000 QuidelOrtho Corp.† ................................... 273,600
12,000 R1 RCM Inc.† .......................................... 170,040
42,000 Revance Therapeutics Inc.† ...................... 217,980
99,000 SurModics Inc.† ....................................... 3,839,220
5,000 TherapeuticsMD Inc.† .............................. 8,300
140,000 Viatris Inc. ............................................... 1,625,400
14,251,836
Hotels and Gaming  — 0.1%
27,000 Entain plc ................................................. 275,497
500 Everi Holdings Inc.† ................................. 6,570
282,067
Machinery  — 0.9%
32,405 Astec Industries Inc. ................................. 1,035,016
25,000 CFT SpA†(a) ............................................. 128,012
255,000 CNH Industrial NV .................................... 2,830,500
3,993,528
Metals and Mining  — 1.8%
200,000 Ampco-Pittsburgh Corp.† ......................... 400,000
5,000 Endeavour Mining plc ............................... 118,822
32,500 Freeport-McMoRan Inc. ............................ 1,622,400
4,257 Kinross Gold Corp. ................................... 39,880
30,500 Newmont Corp. ........................................ 1,630,225
83,000 Pan American Silver Corp. ........................ 1,732,210
100,000 Sierra Metals Inc.† ................................... 57,000
10,000 Vulcan Materials Co. ................................. 2,504,300
8,104,837
Publishing  — 0.1%
53,500 Lee Enterprises Inc.† ................................ 465,985
35,000 The E.W. Scripps Co., Cl. A† ..................... 78,575
544,560
Real Estate  — 0.0%
500 American Tower Corp., REIT ..................... 116,280
4,000 Healthcare Realty Trust Inc., REIT ............. 72,600
188,880

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Retail  — 4.1%
15,500 Albertsons Companies Inc., Cl. A .............. $ 286,440
35,000 Bapcor Ltd. .............................................. 128,487
466,407 Chuy's Holdings Inc.† .............................. 17,443,622
12,000 Macy's Inc. .............................................. 188,280
296,000 Sportsman's Warehouse Holdings Inc.† .... 802,160
101,770 The Bon-Ton Stores Inc.†(a) ..................... 10
18,848,999
Semiconductors  — 0.0%
500 Silicon Motion Technology Corp., ADR ...... 30,370
1,000 Tower Semiconductor Ltd.† ...................... 44,260
74,630
Specialty Chemicals  — 0.3%
1,200 Linde plc .................................................. 572,232
36,000 Mativ Holdings Inc. .................................. 611,640
18,000 SGL Carbon SE† ....................................... 107,797
1,291,669
Telecommunications  — 2.6%
7,000 Frontier Communications Parent Inc.† ...... 248,710
280,000 HKBN Ltd. ................................................ 111,656
121,000 Juniper Networks Inc. ............................... 4,716,580
120,000 Koninklijke KPN NV .................................. 490,098
145,000 Liberty Global Ltd., Cl. A† ......................... 3,060,950
30,000 Liberty Global Ltd., Cl. C† ......................... 648,300
2,081 Liberty Latin America Ltd., Cl. C† .............. 19,749
95,000 Orange Belgium SA† ................................ 1,567,204
61,000 Parrot SA† ............................................... 140,558
100,000 Pharol SGPS SA† ..................................... 4,920
140,000 Spirent Communications plc† ................... 319,317
241,632 Telefonica Deutschland Holding AG ........... 576,946
6,000 Telephone and Data Systems Inc. .............. 139,500
12,044,488
Wireless Communications  — 0.6%
9,500 Millicom International Cellular SA† ........... 257,640
27,000 Millicom International Cellular SA, SDR† ... 733,233
35,800 United States Cellular Corp.† .................... 1,956,470
2,947,343
Wireless Telecommunications Services  — 0.0%
400,000 NII Holdings Inc., Escrow† ....................... 140,000
TOTAL COMMON STOCKS .................. 302,265,418
CLOSED-END FUNDS  — 0.1%
235,000 Altaba Inc., Escrow† ................................. 334,875
Shares
Market
Value
RIGHTS  — 0.3%
Computer Software and Services  — 0.0%
1,000 Flexion Therapeutics Inc., CVR† ................ $ 200
Health Care  — 0.1%
60,000 ABIOMED Inc., CVR† ................................ 105,000
65,000 Adamas Pharmaceuticals Inc., CVR† ......... 3,250
65,000 Adamas Pharmaceuticals Inc., CVR† ......... 3,250
50,000 Akouos Inc., CVR† ................................... 25,000
10,000 Albireo Pharma Inc., CVR† ....................... 22,500
411,000 Alimera Sciences Inc., CVR† ..................... 4,110
187,969 Ambit Biosciences Corp., CVR†(a) ............ 0
195,960 Chinook Therapeutics Inc., CVR† .............. 97,980
4,000 CinCor Pharma Inc., CVR† ........................ 12,000
3,000 Decibel Therapeutics Inc., CVR† ............... 900
28,000 Epizyme Inc., CVR† .................................. 560
18,000 Fusion Pharmaceuticals Inc., CVR† ........... 9,000
500,000 Gracell Biotechnologies Inc., CVR† ........... 20,000
30,000 Icosavax Inc., CVR† ................................. 9,000
640,000 Innocoll, CVR†(a) ..................................... 1
150,000 Ipsen SA/Clementia, CVR†(a) .................... 0
3,000 Landos Biopharma Inc., CVR† .................. 7,530
35,000 Mirati Therapeutics Inc., CVR† .................. 17,500
95,400 Ocera Therapeutics, CVR† ........................ 5,962
3,000 Opiant Pharmaceuticals Inc., CVR† ........... 1,500
140,000 Paratek Pharmaceuticals Inc., CVR† .......... 2,800
11,000 Prevail Therapeutics Inc., CVR† ................ 2,200
2,000 Radius Health Inc., CVR† .......................... 200
800 Sigilon Therapeutics Inc., CVR† ................ 6,040
12,000 Tobira Therapeutics Inc., CVR†(a) ............. 0
356,283
Metals and Mining  — 0.2%
10,000 Kinross Gold Corp., CVR†(a) .................... 0
2,200,000 Pan American Silver Corp., CVR† .............. 935,000
935,000
Paper and Forest Products  — 0.0%
75,000 Resolute Forest Products Inc., CVR† ......... 150,000
TOTAL RIGHTS ............................... 1,441,483
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
102,000 Ampco-Pittsburgh Corp., expire 08/01/25† 10,455

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 33.8%
$ 156,283,000 U.S. Treasury Bills,
4.535% to 5.310%††,
10/03/24 to 04/03/25(b) ........................ $ 155,073,848
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $336,522,788) ............................. $ 459,126,079
Shares
Market
Value
SECURITIES SOLD SHORT — (26.6)%
Building and Construction — (26.5)%
649,000 Lennar Corp., Cl. A ......................... $ 121,674,520
Energy and Utilities — (0.1)%
4,500 ConocoPhillips ............................. 473,760
TOTAL SECURITIES SOLD SHORT
(Proceeds received $34,187,253)(c) .... $ 122,148,280
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At September 30, 2024, $76,110,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c) At September 30, 2024, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
As of September 30, 2024, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation/
(Depreciation)
USD 7,246,247 EUR 6,500,000 State Street Bank and Trust Co. 10/31/24 $ 820
USD 3,331,830 GBP 2,500,000 State Street Bank and Trust Co. 10/31/24 (10,493)
USD 1,109,346 CAD 1,500,000 State Street Bank and Trust Co. 10/31/24 (573)
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS
$ (10,246)